CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 15	₪ 15
Ordinary shares, authorized	150,000	150,000
Ordinary shares, issued	106,895	105,066
Ordinary shares, outstanding	106,808	104,979
Treasury stock, shares	87	87